Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of balances with related parties
	December 31, 2021	December 31, 2020
	U.S. Dollars in thousands

Trade receivable	$1,295	$1,429
Other accounts payables	$101	$129

Schedule of transactions with employed/directors that accounts as related parties
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Salary and related expenses to those employed by the Company or on its behalf	$-	$-	$311

Remuneration of directors not employed by the Company or on its behalf	$487	$506	$363

Number of People to whom the Salary and remuneration Refer:

Related and related parties employed by the Company or on its behalf	-	-	2
Directors not employed by the Company	9	9	7

Total Directors employed and not employed by the Company	9	9	9

Schedule of transactions with key executive personnel
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Short-term benefits	$2,791	$3,237	$3,157
Share-based payment	255	457	506
Total	$3,046	$3,694	$3,663

Schedule of transactions with related parties
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands
Revenues	$5,356	$3,899	$2,566
Cost of Goods Sold	$51	$255	$13
Selling and marketing expenses	$0	$0	$257
General and administrative expenses	$227	$522	$447